Loans Receivable - Troubled Debt Restructuring (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019 USD ($) commitment loan	Dec. 31, 2018 USD ($) commitment loan	Dec. 31, 2017 USD ($) loan	Dec. 31, 2016 USD ($) loan	Mar. 31, 2018 loan
Financing Receivable, Modifications [Line Items]
Carrying value of loan | $				$ 37.6
Carrying value of loans before allowance for loan losses | $	$ 37.8	$ 37.8	$ 66.4
Number of TDR contracts outstanding | commitment	1	1
Number of lending commitments outstanding | loan	0	0			0
Performing Financial Instruments
Financing Receivable, Modifications [Line Items]
Number of loans | loan	0	0	0	0